Research and Development Agreements	12 Months Ended
Dec. 31, 2013
Research And Development [Abstract]
Research and Development Agreements
8.	Research and Development Agreements

Mallinckrodt Inc., a subsidiary of Covidien plc

In June 2009, Neuromed entered into the Asset Purchase Agreement with Mallinckrodt, then a subsidiary of Covidien plc, to sell all of the tangible and intangible assets associated with Exalgo, including the rights to develop and commercialize the product candidate in the United States. As part of the agreement, Neuromed received upfront payments of $15,000. The Company received a milestone payment of $40,000 following FDA approval of Exalgo in March 2010 and was eligible for tiered royalties on Mallinckrodt’s net sales of Exalgo. Mallinckrodt was obligated to pay these royalties on net sales for as long as it sold Exalgo although the royalty rate will be reduced upon the earlier to occur of generic competition or June 11, 2024. For the years ended December 31, 2013, 2012 and 2011, total revenue recognized from Mallinckrodt represented 45.2%, 42.0% and 35.0% of total revenue, respectively.

Mallinckrodt launched the commercial sale of Exalgo in the second quarter of 2010. The Company recognized $6,661, $5,220 and $2,521 of revenue related to royalties from Mallinckrodt’s sale of Exalgo during the years ended December 31, 2013, 2012 and 2011, respectively. The Company received payments related to Exalgo royalties totaling $6,120, $4,593 and $2,058 during the years ended December 31, 2013, 2012 and 2011, respectively.

Pursuant to the Royalty Purchase Agreement between the Company and Mallinckrodt, in exchange for the payment of $7,200 from Mallinckrodt to the Company on January 31, 2014, the Company has terminated any further rights it has to the payment of royalties on net sales of Exalgo by Mallinckrodt for any period subsequent to December 31, 2013.

Neuromed also entered into a development and transition services agreement with Mallinckrodt, pursuant to which the Company performed development and regulatory activities relating to the FDA approval of Exalgo and some post-approval activities. These activities were at Mallinckrodt’s cost and expense, capped at $16,000. Under the development and transition services agreement, which expired in November 2011, $8,763 was billed and received. The Company recorded $56 and $340 of revenue and received payments related to development and transition services totaling $100 and $371 during the years ended December 31, 2012 and 2011, respectively.

Fovea Pharmaceuticals SA

On January 30, 2006, the Company entered into a research and license agreement with Fovea Pharmaceuticals SA (“Fovea”). Under the terms of the agreement, Fovea agreed to conduct, at its own expense, preclinical and clinical development of combination drug candidates it selected from the Company’s portfolio of product candidates for certain ophthalmic indications, including creating ophthalmic formulations for these selected drug candidates. Fovea was acquired by Sanofi SA in October 2009 and is now a subsidiary of Sanofi.

On July 22, 2009, the Company and Fovea amended and restated the research and license agreement. Under the amended and restated agreement, the Company granted Fovea an exclusive worldwide license to certain drug combinations to treat allergic and inflammatory diseases of the front of the eye. Fovea has advanced one such combination, Prednisporin (FOV1101), through Phase 2b clinical development for allergic conjunctivitis and is currently seeking to continue the development of Prednisporin (FOV1101) through a sublicense.

The Company has received payments totaling $1.5 million related to Prednisporin (FOV1101) and is eligible to receive up to an additional $39.0 million from Fovea upon achievement of certain clinical and regulatory milestones for Prednisporin (FOV1101) and each other product candidate subject to the research and license agreement as follows:

•	Up to $3.0 million in clinical development milestones.

•	Up to $21.0 million in regulatory milestones.

•	A $15.0 million milestone for the FDA approval of a product candidate to treat keratoconjunctivitis sicca, commonly known as dry eye syndrome.

The most advanced product candidate subject to the Fovea agreement, Prednisporin (FOV1101), is not currently being developed, or planned to be developed, to treat dry eye syndrome, nor are there any other product candidates subject to the Fovea agreement that are currently being developed for dry eye syndrome. As a result, the Company believes that there is a remote likelihood that this milestone will be achieved. The Company did not recognize any milestone payments under this arrangement in the years ended December 31, 2013, 2012 and 2011.

Novartis

In May 2009, Zalicus entered into a research collaboration and license agreement (“Collaboration Agreement”) with Novartis Institutes of BioMedical Research, Inc., (“Novartis”), focused on the discovery of novel anti-cancer combinations. Through the collaboration, the Company is using its proprietary cHTS platform to screen a unique library of molecules, including Novartis compounds, in multiple cell lines representing a broad spectrum of cancers to potentially discover novel single agent and combination therapies to treat various cancers.

Under the terms of the Collaboration Agreement, the Company received an initial payment of $4,000 and will receive annual research support payments of up to $3,000, plus certain expenses. In addition, the Collaboration Agreement may provide the Company with up to $58,000 for each combination product candidate advanced by Novartis upon achievement of certain clinical, regulatory and commercial milestones as follows:

•	Up to $5,000 in clinical development milestones.

•	Up to $23,000 in regulatory milestones.

•	Up to $30,000 in commercial milestones.

The Company did not recognize any milestone payments under this arrangement in the years ended December 31, 2013, 2012, or 2011.

The Collaboration Agreement had an initial two-year term that could be extended by Novartis for three additional one-year periods. In January 2011, Novartis elected to extend the research program for an additional contract year, into May 2012. The Company also entered into a software license agreement with Novartis (“Software License”), where the Company provided Novartis with a non-exclusive license to use its proprietary Chalice™ software in connection with the collaboration and other Novartis research programs for approximately five years.

In April, 2012, Novartis and the Company entered into an amendment to the Collaboration Agreement to extend the funded research program pursuant to the Collaboration Agreement for an additional year until May 1, 2013. The amendment also changed the basis for up to $3,000 of annual research support payments under the Collaboration Agreement from payments to fund the Company’s full-time equivalent employees to payments based on the Company’s combination screening deliverables. The amendment was not a material modification of the arrangement pursuant to the accounting guidance for multiple-element arrangements.

In April 2013, Novartis and the Company entered into a second amendment to the Collaboration Agreement, to extend the funded research program under the Collaboration Agreement until October 31, 2014. The second amendment provides for up to an additional $3,000 in funded research payments under the Collaboration Agreement.

In April 2013, Novartis and the Company entered into an amendment to the Software License, to extend the term of the license until October 31, 2014, and to amend Novartis’ option to extend the term of the Software License to a single, one-year option, exercisable upon the payment of amended additional software licensing fees.

The library to be screened under the collaboration will consist of certain Novartis oncology compounds and compounds from the Company’s library of approved drugs and other molecules. Novartis will own and have an exclusive license to intellectual property generated under the collaboration to research, develop and commercialize their approved or active development-stage compounds. The Company will own and have an exclusive license to intellectual property generated under the collaboration to research, develop and commercialize compounds from the Company’s library. Intellectual property generated under the collaboration using certain compounds from the Novartis library will be jointly owned by Novartis and the Company and non-exclusively licensed to allow each party to research, develop and commercialize product candidates. Under the Collaboration Agreement, Novartis retains an option, exercisable once per year of the Collaboration Agreement, to exclusively license a portion of this jointly owned intellectual property if certain conditions are met. Novartis also has a right of first negotiation to exclusively license the intellectual property owned by the Company that was discovered as a part of the collaboration, under terms to be negotiated by the parties at such time.

The Collaboration Agreement may be terminated by either party after ninety days’ notice upon an unremedied material breach and upon thirty days’ notice in the event of bankruptcy of the other party. Novartis may terminate the Collaboration Agreement after sixty days’ notice in the event of a change in control or liquidation of the Company, as defined in the Collaboration Agreement.

The Company is recognizing the total consideration under the agreement ratably over the extended Software License term. The Company recorded $4,833, $4,000 and $2,667 of revenue related to the research and license agreement for the years ended December 31, 2013, 2012 and 2011, respectively, representing 32.8%, 31.9% and 32.6% of total revenue for the years ended December 31, 2013, 2012 and 2011, respectively. The Company received payments related to the research and license agreement totaling $2,190 and $3,400 during the years ended December 31, 2013 and 2012, respectively. As of December 31, 2013 and 2012, the Company had unbilled receivables for this agreement totaling $263 and $450, respectively.

Amgen Inc.

In December 2009, Zalicus entered into a research collaboration agreement with Amgen Inc. (“Amgen”), focused on identifying synergistic combinations for two oncology targets of interest to Amgen. Under the agreement, the Company received a $750 payment in January 2010 to fund the initial research plan, and Amgen also agreed to reimburse the Company for laboratory supplies consumed. The initial research plan ended in September 2010, and Amgen elected for the Company to do follow-up research at an annual rate of $300 per full-time employee equivalent, plus the reimbursement of laboratory supplies. Amgen will also pay the Company a $1,000 milestone payment for each investigational new drug application filing by Amgen for a product candidate with new intellectual property generated by the collaboration. The Company did not recognize any milestone payments under this arrangement in the years ended December 31, 2013, 2012, and 2011. The Company also entered into a software license agreement with Amgen in May 2011, pursuant to which the Company provided Amgen with a non-exclusive license to use its proprietary Chalice software in connection with the collaboration and other Amgen research programs for one year. The Company entered into an amendment to this software license agreement with Amgen in August 2012, pursuant to which the Company provided Amgen with the same non-exclusive license for an additional year. Through December 31, 2013, the Company has received $2,855 in funding, expense reimbursement and software license fees under these agreements.

The Company recorded $1,183, $285 and $347 of revenue related to the agreements with Amgen for the years ended December 31, 2013, 2012 and 2011, respectively. The Company received payments related to the agreements with Amgen totaling $1,349, $153 and $378 during the years ended December 31, 2013, 2012 and 2011, respectively.

USAMRIID

In December 2008, the Company entered into a cooperative research and development agreement with the United States Army Medical Research Institute for Infectious Diseases, or USAMRIID, focused on discovering agents to prevent or treat Ebola, Marburg and Lassa virus infections, which was extended in October 2010. Under the agreement, which expired in September 2011, the Company and USAMRIID undertook a joint research project, and the Company was eligible to receive up to $1,387 in funding. The Company received approximately $1,364 in funding from this agreement.

In May 2010, Zalicus entered into a cooperative research and development agreement with USAMRIID focused on discovering agents to prevent or treat Alphavirus infections. Under the agreement, which expired in April 2013, the Company and USAMRIID undertook a joint research project, and the Company was eligible to receive up to approximately $1,056 in funding. The Company received approximately $1,056 in funding from this agreement.

In September 2012, the Company entered into a cooperative research and development agreement with USAMRIID focused on discovering chemotherapeutic interventions to prevent and/or treat encephalitic and viral hemorrhagic fever virus infections. This agreement had an initial one-year term that was extended by USAMRIID for an additional one-year period. Zalicus and USAMRIID have mutually agreed to terminate the activities under the cooperative research and development agreement as of February 28, 2014. Under this agreement, the Company and USAMRIID undertook a joint research project, and the Company was eligible to receive up to approximately $353 in funding in the first year and $382 in funding in the second year. Through December 31, 2013, the Company has received approximately $458 in funding from this agreement.

The Company recorded $596, $453 and $560 of revenue related to the cooperative research and development agreements with USAMRIID for the years ended December 31, 2013, 2012 and 2011, respectively. The Company received payments related to the agreements totaling $557, $443 and $638 during the years ended December 31, 2013, 2012 and 2011, respectively. As of December 31, 2013 and December 31, 2012, the Company had unbilled receivables for these agreements totaling $19 and $59, respectively.

Other Research Agreements

The Company recorded revenue of $1,458, $2,536 and $1,749 related to other cHTS research agreements for the years ended December 31, 2013, 2012 and 2011, respectively. The Company received payments related to these agreements totaling $1,923, $1,870 and $1,770 during the years ended December 31, 2013, 2012 and 2011, respectively.